FINANCE INCOME/FINANCE COSTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
FINANCE INCOME/FINANCE COSTS
Finance income - interest income	$ (37,512)	¥ (261,151)	¥ (492,234)	¥ (706,690)
Interest expense		4,665,329	5,202,639	5,175,154
Less: interest expense capitalized in property, plant and equipment		(289,499)	(517,589)	(344,452)
Interest expense, net of capitalized interest		4,375,830	4,685,050	4,830,702
Interest on lease liabilities		487,249
Amortization of unrecognized finance expenses		60,415	205,335	241,099
Exchange (gain)/loss, net		(2,315)	(7,889)	131,621
Finance costs	$ 706,883	¥ 4,921,179	¥ 4,882,496	¥ 5,203,422
Minimum
FINANCE INCOME/FINANCE COSTS
Capitalization rate during the year	4.00%	4.00%	4.54%	4.41%
Maximum
FINANCE INCOME/FINANCE COSTS
Capitalization rate during the year	6.96%	6.96%	7.00%	8.00%